Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Finance Costs

	For the year ended 31 December
	2020 RMB million	2019 RMB million	2018 RMB million
Interest expenses for securities sold under agreements to repurchase	1,565	2,392	3,565
Interest expenses for bonds payable	1,503	1,168	—
Interest expenses for interest-bearing loans and borrowings	566	589	551
Interest on lease liabilities	113	106	—

Total	3,747	4,255	4,116